Document And Entity Information	Jul. 12, 2024
Document Information [Line Items]
Entity, Registrant Name	BLUM HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Jul. 12, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-56626
Entity, Tax Identification Number	93-3735199
Entity, Address, Address Line One	3242 S. Halladay St., Suite 202
Entity, Address, City or Town	Santa Ana
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92705
City Area Code	888
Local Phone Number	909-5564
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001996210